Operating revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Operating Revenue

	For the year ended December 31,
	2019	2018 (Restated)	2017 (Restated)
Revenue
Passenger revenue	11,198,585	9,029,960	6,985,044
Cargo and other revenue	604,297	430,725	1,054,761

Gross revenue	11,802,882	9,460,685	8,039,805

Taxes levied on
Passenger revenue	(290,696)	(359,828)	(289,704)
Cargo and other revenue	(69,869)	(43,793)	(45,270)

Total taxes	(360,565)	(403,621)	(334,974)

Net revenue	11,442,317	9,057,064	7,704,831